CONSOLIDATED STATEMENTS OF LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement
REVENUE AND OTHER INCOME	$ 9,434	$ 7,199
COSTS AND EXPENSES
General and administrative	5,600	5,172
Project and royalty generation costs, net	9,494	8,430
Depletion, depreciation, and direct royalty taxes	3,247	1,226
Share-based payments	3,679	1,994
TOTAL COSTS AND EXPENSES	22,020	16,822
Loss from operations	(12,586)	(9,623)
Change in fair value of fair value through profit or loss assets	(6,278)	6,162
Gain on sale of marketable securities	465	250
Equity income from investments in associated entities	3,482	0
Foreign exchange loss	(4,969)	(177)
Finance expenses and other	(2,922)	0
Impairment charges	(10,496)	0
Loss before income taxes	(33,304)	(3,388)
Deferred income tax recovery (expense)	3,898	(2,113)
Income tax expense	(343)	(506)
Loss for the year	$ (29,749)	$ (6,007)
Basic and diluted loss per share (in dollars per share)	$ (0.33)	$ (0.07)
Weighted average number of common shares outstanding - basic and diluted	89,134,708	83,680,193